Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income taxes

17. Income taxes

(a) Income taxes recognized in consolidated statements of profit or loss:

	For the year ended December 31, 2023	For the year ended December 31, 2024
	MYR	MYR	USD
Current tax
Provision for the year	1,355,882	2,637,694	590,154
Under provision in prior years	–	225,946	50,553
Deferred tax	–	(30,023)	(6,717)
	1,355,882	2,833,617	633,990

Notes:

1)	Cayman Islands

Under the current tax laws of the Cayman Islands, the Group is not subject to any income tax in the Cayman Islands.

2)	Malaysia

Under the Income Tax Act of Malaysia, enterprises incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays, and tax exemptions may be granted on a case-by-case basis.

For the fiscal year ended December 31, 2024 and 2023, the tax rate is 24% for companies incorporated in Malaysia with paid-in capital of MYR 2.5 million or more.

(b)	Reconciliation between tax expenses and accounting profit at applicable tax rates:

	For the year ended December 31, 2023	For the year ended December 31, 2024
	MYR	MYR	USD
Profit before income taxes	5,110,267	6,345,785	1,419,797
Notional tax on profit before taxation, calculated at the rates applicable to the respective tax jurisdictions	1,226,464	1,522,988	340,751
Effect of tax rates in foreign jurisdictions	135,602	1,064,667	238,207
Non-deductible expenses	8,777	20,016	4,479
Tax effect on capital allowance	(14,961)	–	–
Under provision of tax in prior years	–	225,946	50,553
Tax expenses for the year	1,355,882	2,833,617	633,990

(c)	Deferred tax recognized in the consolidated statement of financial position

The significant components of deferred taxes recognized in the consolidated statement of financial position and the movements during the year presented are as follows:

	As of
	December 31, 2024
	MYR	USD
Deferred tax assets:
- Allowance for credit losses	178,526	39,943
- Lease liability	598,394	133,884
Total deferred tax assets	776,920	173,827
Net off against deferred tax liabilities	(746,897)	(167,110)
Net deferred tax assets	30,023	6,717

Deferred tax liabilities:
- Right-of-use asset	(546,530)	(122,280)
- Depreciation and amortization	(200,367)	(44,830)
Total deferred tax liabilities	(746,897)	(167,110)
Net off against deferred tax assets	746,897	167,110
Net deferred tax liabilities	–	–

As of December 31, 2023, the amounts of unrecognized deferred tax assets and deferred tax liabilities were immaterial.